Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Strategic Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014
Supplement [Text Block]	trpsif1_SupplementTextBlock

T. Rowe Price Strategic Income Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2014

On July 1, 2015, the T. Rowe Price Strategic Income Fund will change its name to the T. Rowe Price Global Multi-Sector Bond Fund.

Effective July 1, 2015, all references to the T. Rowe Price Strategic Income Fund will be replaced by reference to the T. Rowe Price Global Multi-Sector Bond Fund. Effective July 1, 2015, the following changes are also being made:

In section 1, under Principal Investment Strategies, the first sentence is replaced as follows:

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in bonds.

Also in section 1, under Principal Investment Strategies, the following will be added:

Under normal conditions, the fund will invest at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which the case the fund would invest at least 30% of its net assets) in securities issued by governments or corporations that are organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

T. Rowe Price Strategic Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpsif1_SupplementTextBlock

T. Rowe Price Strategic Income Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2014

On July 1, 2015, the T. Rowe Price Strategic Income Fund will change its name to the T. Rowe Price Global Multi-Sector Bond Fund.

Effective July 1, 2015, all references to the T. Rowe Price Strategic Income Fund will be replaced by reference to the T. Rowe Price Global Multi-Sector Bond Fund. Effective July 1, 2015, the following changes are also being made:

In section 1, under Principal Investment Strategies, the first sentence is replaced as follows:

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in bonds.

Also in section 1, under Principal Investment Strategies, the following will be added:

Under normal conditions, the fund will invest at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which the case the fund would invest at least 30% of its net assets) in securities issued by governments or corporations that are organized or located outside the U.S. or doing a substantial amount of business outside the U.S.